PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya U.S. Stock Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.1%
Communication Services : 10.0%
266,896
Alphabet, Inc. - Class A
$ 76,748,614
2.9
214,392  Alphabet, Inc. - Class
C
61,500,489
2.3
320,925
AT&T, Inc.
9,303,616
0.4
3,948
(1)
Charter
Communications, Inc.
- Class A
852,294
0.0
164,502  Comcast Corp. - Class
A
4,722,852
0.2
6,171
(1)(2)
EchoStar Corp. - Class
A
722,439
0.0
10,325
Electronic Arts, Inc.
2,104,958
0.1
9,200
Fox Corp. - Class A
537,280
0.0
6,490
Fox Corp. - Class B
344,619
0.0
7,239
(1)(2)
Live Nation
Entertainment, Inc.
1,104,020
0.1
100,266  Meta Platforms, Inc.
- Class A
57,365,186
2.2
193,555
(1)
Netflix, Inc.
18,610,313
0.7
16,972
News Corp. - Class A
423,112
0.0
5,602
News Corp. - Class B
159,713
0.0
14,422
Omnicom Group, Inc.
1,086,121
0.0
14,233
(2)
Paramount Skydance
Corp. - Class B
128,382
0.0
7,980
(1)
Take-Two Interactive
Software, Inc.
1,576,050
0.1
3,039  TKO Group Holdings,
Inc.
612,814
0.0
21,720
T-Mobile US, Inc.
4,561,852
0.2
20,185
(1)
Trade Desk, Inc.
- Class A
457,998
0.0
193,319  Verizon
Communications, Inc.
9,704,614
0.4
81,211
Walt Disney Co.
7,827,116
0.3
113,616
(1)
Warner Bros
Discovery, Inc.
3,119,895
0.1
263,574,347
10.0
Consumer Discretionary : 9.6%
19,418
(1)
Airbnb, Inc. - Class A
2,452,105
0.1
447,827
(1)
Amazon.com, Inc.
93,268,929
3.5
9,753
(1)
Aptiv PLC
677,248
0.0
760
(1)
AutoZone, Inc.
2,567,113
0.1
8,933
Best Buy Co., Inc.
573,499
0.0
1,478
Booking Holdings, Inc.
6,222,853
0.2
52,725
Carnival Corp.
1,364,523
0.1
6,483
(1)
Carvana Co.
2,038,126
0.1
59,707
(1)
Chipotle Mexican Grill,
Inc.
1,911,221
0.1
12,351
D.R. Horton, Inc.
1,694,804
0.1
5,278  Darden Restaurants,
Inc.
1,034,699
0.1
6,507
(1)
Deckers Outdoor Corp.
651,286
0.0
1,425
Domino's Pizza, Inc.
511,276
0.0
17,137
(1)
DoorDash, Inc. - Class
A
2,573,121
0.1
20,721
eBay, Inc.
1,886,025
0.1
5,364
Expedia Group, Inc.
1,238,494
0.1
179,640
Ford Motor Co.
2,073,046
0.1
7,495
Garmin Ltd.
1,738,915
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
41,440
General Motors Co.
$ 3,087,280
0.1
6,377
Genuine Parts Co.
674,368
0.0
6,112
Hasbro, Inc.
572,083
0.0
10,511  Hilton Worldwide
Holdings, Inc.
3,196,185
0.1
45,637
Home Depot, Inc.
15,009,553
0.6
13,860  Las Vegas Sands
Corp.
746,777
0.0
9,891
Lennar Corp. - Class A
858,934
0.0
25,715
Lowe's Cos., Inc.
6,075,940
0.2
4,894
(1)
Lululemon Athletica,
Inc.
749,271
0.0
10,083  Marriott International,
Inc. - Class A
3,297,847
0.1
32,647
McDonald's Corp.
10,146,361
0.4
8,796
(1)
MGM Resorts
International
325,540
0.0
54,621
NIKE, Inc. - Class B
2,885,081
0.1
20,870
(1)
Norwegian Cruise Line
Holdings Ltd.
390,269
0.0
128
(1)
NVR, Inc.
843,498
0.0
38,595
(1)
O'Reilly Automotive,
Inc.
3,562,704
0.1
1,503
Pool Corp.
304,102
0.0
8,808
PulteGroup, Inc.
1,035,909
0.1
1,772
Ralph Lauren Corp.
609,550
0.0
14,828
Ross Stores, Inc.
3,212,190
0.1
11,534  Royal Caribbean
Cruises Ltd.
3,173,926
0.1
52,229
Starbucks Corp.
4,679,196
0.2
9,281
Tapestry, Inc.
1,309,642
0.1
128,930
(1)
Tesla, Inc.
47,929,728
1.8
50,907
TJX Cos., Inc.
8,129,848
0.3
24,223
Tractor Supply Co.
1,097,302
0.1
2,034
(1)
Ulta Beauty, Inc.
1,063,192
0.1
5,473
Williams-Sonoma, Inc.
997,892
0.0
3,870
Wynn Resorts Ltd.
392,999
0.0
12,728
Yum! Brands, Inc.
1,978,949
0.1
252,813,399
9.6
Consumer Staples : 5.1%
76,955
Altria Group, Inc.
5,078,260
0.2
22,031  Archer-Daniels-
Midland Co.
1,601,433
0.1
7,833
(2)
Brown-Forman Corp.
- Class B
207,105
0.0
6,205
Bunge Global SA
789,276
0.0
9,020
(2)
Campbell Soup Co.
200,875
0.0
10,851  Church & Dwight Co.,
Inc.
1,012,615
0.0
5,543
Clorox Co.
574,421
0.0
177,478
Coca-Cola Co.
13,497,202
0.5
36,952
Colgate-Palmolive Co.
3,149,419
0.1
21,930
Conagra Brands, Inc.
344,740
0.0
6,438  Constellation Brands,
Inc. - Class A
965,700
0.0
20,348  Costco Wholesale
Corp.
20,275,358
0.8
10,091
Dollar General Corp.
1,198,104
0.0
8,478
(1)
Dollar Tree, Inc.
928,426
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
11,333  Estee Lauder Cos.,
Inc. - Class A
$ 813,369
0.0
24,461
General Mills, Inc.
910,438
0.0
6,793
Hershey Co.
1,412,197
0.1
13,366
Hormel Foods Corp.
302,740
0.0
4,891
JM Smucker Co.
471,688
0.0
87,835
Kenvue, Inc.
1,514,275
0.1
62,281
Keurig Dr Pepper, Inc.
1,639,859
0.1
15,216
Kimberly-Clark Corp.
1,467,888
0.1
39,072
Kraft Heinz Co.
878,729
0.0
26,691
Kroger Co.
1,931,361
0.1
11,625
McCormick & Co., Inc.
586,365
0.0
7,761  Molson Coors
Beverage Co. - Class
B
334,189
0.0
58,763  Mondelez International,
Inc. - Class A
3,387,099
0.1
32,696
(1)
Monster Beverage
Corp.
2,369,152
0.1
62,651
PepsiCo, Inc.
9,729,074
0.4
71,362  Philip Morris
International, Inc.
11,798,993
0.5
106,538
Procter & Gamble Co.
15,388,349
0.6
21,955
Sysco Corp.
1,566,050
0.1
20,758
Target Corp.
2,515,870
0.1
12,931  Tyson Foods, Inc.
- Class A
828,489
0.0
200,956
Walmart, Inc.
24,974,812
1.0
134,643,920
5.1
Energy : 3.9%
16,259
APA Corp.
690,032
0.0
45,303
Baker Hughes Co.
2,765,748
0.1
10,918  Chesapeake Energy
Corp.
1,198,578
0.0
85,933
Chevron Corp.
17,779,538
0.7
56,165
ConocoPhillips
7,413,780
0.3
34,778
Coterra Energy, Inc.
1,222,099
0.0
28,435
Devon Energy Corp.
1,430,849
0.1
8,898  Diamondback Energy,
Inc.
1,759,935
0.1
24,874
EOG Resources, Inc.
3,596,034
0.1
28,609
EQT Corp.
1,820,677
0.1
191,577
Exxon Mobil Corp.
32,502,954
1.2
38,395
Halliburton Co.
1,497,021
0.1
89,750
Kinder Morgan, Inc.
3,009,317
0.1
13,524  Marathon Petroleum
Corp.
3,302,290
0.1
32,970  Occidental Petroleum
Corp.
2,143,050
0.1
28,846
ONEOK, Inc.
2,607,390
0.1
18,471
Phillips 66
3,365,047
0.1
68,550
Schlumberger NV
3,522,784
0.1
9,841
Targa Resources Corp.
2,467,434
0.1
2,655  Texas Pacific Land
Corp.
1,259,957
0.1
13,982
Valero Energy Corp.
3,454,673
0.1
55,984
Williams Cos., Inc.
4,074,516
0.2
102,883,703
3.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials : 12.2%
21,400
Aflac, Inc.
$ 2,347,794
0.1
11,919
Allstate Corp.
2,471,285
0.1
24,551
American Express Co.
7,426,186
0.3
24,597  American International
Group, Inc.
1,850,924
0.1
4,185  Ameriprise Financial,
Inc.
1,859,814
0.1
9,833
Aon PLC - Class A
3,173,896
0.1
21,287  Apollo Global
Management, Inc.
2,371,798
0.1
16,387
(1)
Arch Capital Group
Ltd.
1,572,988
0.1
9,444  Ares Management
Corp. - Class A
1,030,340
0.0
11,780  Arthur J Gallagher &
Co.
2,551,312
0.1
2,296
Assurant, Inc.
500,092
0.0
304,188
Bank of America Corp.
14,829,165
0.6
31,551  Bank of New York
Mellon Corp.
3,742,895
0.1
84,063
(1)
Berkshire Hathaway,
Inc. - Class B
40,282,990
1.5
6,615
Blackrock, Inc.
6,361,712
0.2
34,322
Blackstone, Inc.
3,946,687
0.2
25,107
(1)
Block, Inc.
1,510,939
0.1
13,421
Brown & Brown, Inc.
875,183
0.0
28,656  Capital One Financial
Corp.
5,227,714
0.2
4,797  Cboe Global Markets,
Inc.
1,348,293
0.1
76,572
Charles Schwab Corp.
7,196,237
0.3
16,674
Chubb Ltd.
5,434,557
0.2
7,152  Cincinnati Financial
Corp.
1,125,367
0.0
80,110
Citigroup, Inc.
9,085,275
0.3
19,482  Citizens Financial
Group, Inc.
1,168,336
0.0
16,531
CME Group, Inc.
4,882,431
0.2
10,225
(1)
Coinbase Global, Inc.
- Class A
1,785,387
0.1
3,207
(1)
Corpay, Inc.
933,205
0.0
1,165  Erie Indemnity Co.
- Class A
292,776
0.0
1,866
Everest Re Group Ltd.
609,902
0.0
1,701  FactSet Research
Systems, Inc.
369,100
0.0
23,740  Fidelity National
Information Services,
Inc.
1,113,643
0.0
41,261
Fifth Third Bancorp
1,916,986
0.1
24,657
(1)
Fiserv, Inc.
1,375,861
0.1
14,085
(2)
Franklin Resources,
Inc.
332,688
0.0
10,909
Global Payments, Inc.
734,176
0.0
3,649
Globe Life, Inc.
507,831
0.0
13,750  Goldman Sachs
Group, Inc.
11,632,362
0.4
12,786  Hartford Financial
Services Group, Inc.
1,729,051
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
93,051  Huntington
Bancshares, Inc.
$ 1,456,248
0.1
20,417  Interactive Brokers
Group, Inc. - Class A
1,369,368
0.1
26,034  Intercontinental
Exchange, Inc.
4,094,628
0.2
20,354
Invesco Ltd.
494,399
0.0
3,308  Jack Henry &
Associates, Inc.
522,796
0.0
123,601  JPMorgan Chase &
Co.
36,358,470
1.4
42,956
KeyCorp
861,268
0.0
31,467
KKR & Co., Inc.
2,910,697
0.1
7,746
Loews Corp.
826,808
0.0
6,961
M&T Bank Corp.
1,438,978
0.1
22,194  Marsh & McLennan
Cos., Inc.
3,849,549
0.2
37,334  Mastercard, Inc.
- Class A
18,654,306
0.7
25,234
MetLife, Inc.
1,784,548
0.1
7,033
Moody's Corp.
3,068,146
0.1
55,152
Morgan Stanley
9,076,365
0.3
3,368
MSCI, Inc.
1,815,386
0.1
20,587
Nasdaq, Inc.
1,747,630
0.1
8,542
Northern Trust Corp.
1,192,207
0.0
42,206
PayPal Holdings, Inc.
1,908,977
0.1
18,516  PNC Financial
Services Group, Inc.
3,852,994
0.2
9,069  Principal Financial
Group, Inc.
817,208
0.0
26,868
Progressive Corp.
5,326,312
0.2
15,953  Prudential Financial,
Inc.
1,558,449
0.1
8,041  Raymond James
Financial, Inc.
1,164,256
0.0
39,791  Regions Financial
Corp.
1,039,341
0.0
36,231
(1)
Robinhood Markets,
Inc. - Class A
2,510,808
0.1
14,028
S&P Global, Inc.
5,966,670
0.2
12,794
State Street Corp.
1,619,209
0.1
15,935
Synchrony Financial
1,083,899
0.0
10,021  T. Rowe Price Group,
Inc.
903,293
0.0
9,913
Travelers Cos., Inc.
2,891,424
0.1
57,875
Truist Financial Corp.
2,660,514
0.1
71,259
US Bancorp
3,706,181
0.1
77,066
Visa, Inc. - Class A
23,292,428
0.9
13,659
W.R. Berkley Corp.
905,319
0.0
141,773
Wells Fargo & Co.
11,286,549
0.4
4,359  Willis Towers Watson
PLC
1,267,161
0.1
322,789,967
12.2
Health Care : 9.2%
79,715
Abbott Laboratories
8,184,339
0.3
81,022
AbbVie, Inc.
17,621,475
0.7
12,966  Agilent Technologies,
Inc.
1,477,865
0.1
3,059
(1)
Align Technology, Inc.
524,404
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,918  AmerisourceBergen
Corp.
$ 2,801,501
0.1
24,685
Amgen, Inc.
8,685,417
0.3
23,586  Baxter International,
Inc.
396,245
0.0
13,053  Becton Dickinson and
Co.
2,052,323
0.1
6,728
(1)
Biogen, Inc.
1,233,444
0.1
7,172
Bio-Techne Corp.
374,809
0.0
67,986
(1)
Boston Scientific Corp.
4,266,122
0.2
93,357  Bristol-Myers Squibb
Co.
5,662,102
0.2
10,788
Cardinal Health, Inc.
2,279,612
0.1
21,416
(1)
Centene Corp.
701,160
0.0
2,256
(1)
Charles River
Laboratories
International, Inc.
389,160
0.0
12,078
Cigna Group
3,221,807
0.1
8,984
(1)
Cooper Cos., Inc.
642,356
0.0
58,322
CVS Health Corp.
4,188,686
0.2
28,842
Danaher Corp.
5,468,443
0.2
1,531
(1)
DaVita, Inc.
235,299
0.0
17,643
(1)
Dexcom, Inc.
1,107,980
0.1
26,603
(1)
Edwards Lifesciences
Corp.
2,130,368
0.1
10,118
Elevance Health, Inc.
2,962,045
0.1
36,327
Eli Lilly & Co.
33,412,485
1.3
20,893  GE HealthCare
Technologies, Inc.
1,487,164
0.1
56,876
Gilead Sciences, Inc.
7,926,808
0.3
7,176
HCA Healthcare, Inc.
3,395,970
0.1
4,587
(1)
Henry Schein, Inc.
338,062
0.0
10,203
(1)
Hologic, Inc.
771,245
0.0
5,528
Humana, Inc.
958,500
0.0
3,661
(1)
IDEXX Laboratories,
Inc.
2,057,079
0.1
7,664
(1)
Incyte Corp.
721,336
0.0
3,225
(1)
Insulet Corp.
676,734
0.0
16,280
(1)
Intuitive Surgical, Inc.
7,504,917
0.3
7,775
(1)
IQVIA Holdings, Inc.
1,325,949
0.1
110,476
Johnson & Johnson
27,004,753
1.0
3,800
Labcorp Holdings, Inc.
1,013,878
0.1
5,615
McKesson Corp.
4,858,996
0.2
58,771
Medtronic PLC
5,092,507
0.2
113,783
Merck & Co., Inc.
13,686,957
0.5
932
(1)
Mettler-Toledo
International, Inc.
1,175,438
0.1
15,942
(1)
Moderna, Inc.
809,854
0.0
260,648
Pfizer, Inc.
7,318,996
0.3
5,043
Quest Diagnostics, Inc.
988,327
0.0
4,621  Regeneron
Pharmaceuticals, Inc.
3,570,369
0.1
6,678
ResMed, Inc.
1,499,077
0.1
5,197
Revvity, Inc.
455,309
0.0
6,759
(1)
Solventum Corp.
441,363
0.0
4,496
STERIS PLC
994,200
0.0
15,789
Stryker Corp.
5,188,108
0.2
17,223  Thermo Fisher
Scientific, Inc.
8,465,621
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
41,526  UnitedHealth Group,
Inc.
$ 11,236,520
0.4
2,532  Universal Health
Services, Inc. - Class B
453,152
0.0
11,644
(1)
Vertex
Pharmaceuticals, Inc.
5,199,512
0.2
52,800
Viatris, Inc.
713,328
0.0
4,496
(1)
Waters Corp.
1,338,909
0.1
3,298  West Pharmaceutical
Services, Inc.
826,611
0.0
9,085  Zimmer Biomet
Holdings, Inc.
821,466
0.0
19,351
Zoetis, Inc.
2,287,482
0.1
242,623,944
9.2
Industrials : 8.8%
24,145
3M Co.
3,506,578
0.1
5,154
A.O. Smith Corp.
339,855
0.0
3,944
Allegion PLC
573,024
0.0
10,553
AMETEK, Inc.
2,262,141
0.1
18,458  Automatic Data
Processing, Inc.
3,750,296
0.1
3,617
(1)
Axon Enterprise, Inc.
1,536,104
0.1
36,002
(1)
Boeing Co.
7,165,478
0.3
5,352  Broadridge Financial
Solutions, Inc.
869,593
0.0
5,069
(1)
Builders FirstSource,
Inc.
417,331
0.0
36,018
Carrier Global Corp.
2,028,174
0.1
21,330
Caterpillar, Inc.
15,111,452
0.6
5,438  CH Robinson
Worldwide, Inc.
903,089
0.0
15,582
Cintas Corp.
2,635,539
0.1
1,613  Comfort Systems USA,
Inc.
2,224,311
0.1
40,826
(1)
Copart, Inc.
1,355,423
0.1
85,247
CSX Corp.
3,499,389
0.1
6,334
Cummins, Inc.
3,407,819
0.1
11,557
Deere & Co.
6,510,058
0.3
29,778
Delta Air Lines, Inc.
1,979,641
0.1
6,183
Dover Corp.
1,288,846
0.1
17,805
Eaton Corp. PLC
6,368,314
0.2
2,052
EMCOR Group, Inc.
1,515,012
0.1
25,764
Emerson Electric Co.
3,375,599
0.1
5,519
Equifax, Inc.
993,806
0.0
6,144  Expeditors
International of
Washington, Inc.
880,005
0.0
52,636
Fastenal Co.
2,442,310
0.1
9,916
FedEx Corp.
3,531,881
0.1
14,367
Fortive Corp.
794,208
0.0
48,080
GE Aerospace
13,643,662
0.5
12,356
GE Vernova, Inc.
10,785,552
0.4
2,690
(1)
Generac Holdings, Inc.
525,438
0.0
11,634  General Dynamics
Corp.
3,993,021
0.2
29,105  Honeywell
International, Inc.
6,578,603
0.3
18,380  Howmet Aerospace,
Inc.
4,235,855
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,437
Hubbell, Inc.
$ 1,195,933
0.0
1,799  Huntington Ingalls
Industries, Inc.
683,440
0.0
3,431
IDEX Corp.
650,346
0.0
12,023
Illinois Tool Works, Inc.
3,129,467
0.1
16,316
Ingersoll Rand, Inc.
1,307,238
0.1
5,384
Jacobs Solutions, Inc.
685,276
0.0
3,426  JB Hunt Transport
Services, Inc.
725,969
0.0
27,384  Johnson Controls
International PLC
3,585,935
0.1
675  Johnson Controls
International PLC
88,391
0.0
8,562  L3Harris Technologies,
Inc.
2,955,174
0.1
5,861
Leidos Holdings, Inc.
911,503
0.0
1,463  Lennox International,
Inc.
679,022
0.0
9,282
Lockheed Martin Corp.
5,609,948
0.2
9,334
Masco Corp.
563,494
0.0
2,426
Nordson Corp.
645,462
0.0
10,295
Norfolk Southern Corp.
2,954,665
0.1
6,116  Northrop Grumman
Corp.
4,172,580
0.2
8,435  Old Dominion Freight
Line, Inc.
1,648,199
0.1
17,820
Otis Worldwide Corp.
1,373,566
0.1
24,086
PACCAR, Inc.
2,781,933
0.1
5,786
Parker-Hannifin Corp.
5,179,859
0.2
14,810
Paychex, Inc.
1,364,297
0.1
7,502
Pentair PLC
653,499
0.0
6,836
Quanta Services, Inc.
3,753,101
0.1
61,534  Raytheon Technologies
Corp.
11,869,909
0.5
9,224
Republic Services, Inc.
2,020,240
0.1
5,151  Rockwell Automation,
Inc.
1,848,591
0.1
13,453
Rollins, Inc.
718,525
0.0
2,380
Snap-on, Inc.
864,464
0.0
22,523
Southwest Airlines Co.
846,189
0.0
7,100  Stanley Black &
Decker, Inc.
504,526
0.0
7,984
Textron, Inc.
699,079
0.0
10,146  Trane Technologies
PLC
4,228,244
0.2
2,589
TransDigm Group, Inc.
3,000,547
0.1
94,350
(1)
Uber Technologies,
Inc.
6,786,596
0.3
27,203
Union Pacific Corp.
6,599,992
0.3
14,827
(1)
United Airlines
Holdings, Inc.
1,365,122
0.1
33,877  United Parcel Service,
Inc. - Class B
3,332,819
0.1
2,888
United Rentals, Inc.
2,104,081
0.1
11,383
Veralto Corp.
1,006,485
0.0
6,389
Verisk Analytics, Inc.
1,212,313
0.0
17,537  Vertiv Holdings Co.
- Class A
4,394,421
0.2
17,011  Waste Management,
Inc.
3,908,958
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,817  Westinghouse Air
Brake Technologies
Corp.
$ 1,953,546
0.1
2,005
WW Grainger, Inc.
2,187,074
0.1
11,167
Xylem, Inc.
1,334,457
0.1
231,111,882
8.8
Information Technology : 31.9%
28,207  Accenture PLC - Class
A
5,593,166
0.2
18,818
(1)
Adobe, Inc.
4,574,279
0.2
74,742
(1)
Advanced Micro
Devices, Inc.
15,204,765
0.6
6,595
(1)
Akamai Technologies,
Inc.
757,436
0.0
56,351  Amphenol Corp.
- Class A
7,119,949
0.3
22,400
Analog Devices, Inc.
7,126,336
0.3
673,023
Apple, Inc.
170,806,507
6.5
36,386
Applied Materials, Inc.
12,436,371
0.5
12,423
(1)
AppLovin Corp. - Class
A
4,944,354
0.2
47,338
(1)
Arista Networks, Inc.
5,812,160
0.2
9,719
(1)
Autodesk, Inc.
2,326,729
0.1
217,353
Broadcom, Inc.
67,272,927
2.5
12,478
(1)
Cadence Design
Systems, Inc.
3,467,262
0.1
5,968
CDW Corp.
722,247
0.0
6,457
(1)
Ciena Corp.
2,506,801
0.1
181,129
Cisco Systems, Inc.
14,053,799
0.5
21,924  Cognizant Technology
Solutions Corp. - Class
A
1,345,037
0.1
8,595
(1)
Coherent Corp.
2,047,415
0.1
35,791
Corning, Inc.
4,866,502
0.2
11,557
(1)
Crowdstrike Holdings,
Inc. - Class A
4,511,968
0.2
15,049
(1)
Datadog, Inc. - Class A
1,776,534
0.1
13,624  Dell Technologies, Inc.
- Class C
2,236,107
0.1
2,532
(1)
EPAM Systems, Inc.
342,833
0.0
2,591
(1)
F5, Inc.
749,654
0.0
1,087
(1)
Fair Isaac Corp.
1,160,416
0.0
4,919
(1)
First Solar, Inc.
970,322
0.0
28,977
(1)
Fortinet, Inc.
2,368,000
0.1
3,230
(1)
Gartner, Inc.
511,438
0.0
25,266
Gen Digital, Inc.
475,759
0.0
6,195
(1)
GoDaddy, Inc. - Class
A
512,141
0.0
60,916  Hewlett Packard
Enterprise Co.
1,450,410
0.1
42,083
HP, Inc.
808,414
0.0
215,245
(1)
Intel Corp.
9,498,762
0.4
42,851  International Business
Machines Corp.
10,386,654
0.4
12,757
Intuit, Inc.
5,515,872
0.2
4,841
Jabil, Inc.
1,285,915
0.1
7,863
(1)
Keysight Technologies,
Inc.
2,220,275
0.1
6,009
KLA Corp.
8,847,712
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
57,247
Lam Research Corp.
$ 12,231,394
0.5
3,273
(1)
Lumentum Holdings,
Inc.
2,300,133
0.1
24,807  Microchip Technology,
Inc.
1,602,780
0.1
51,596  Micron Technology,
Inc.
17,431,193
0.7
340,411
Microsoft Corp.
126,009,940
4.8
2,233  Monolithic Power
Systems, Inc.
2,441,451
0.1
7,594  Motorola Solutions,
Inc.
3,295,568
0.1
9,080
NetApp, Inc.
929,701
0.0
1,113,977
NVIDIA Corp.
194,277,589
7.4
11,254  NXP Semiconductors
NV
2,215,462
0.1
283  NXP Semiconductors
NV
55,711
0.0
18,063
(1)
ON Semiconductor
Corp.
1,118,461
0.0
77,736
Oracle Corp.
11,435,743
0.4
104,720
(1)
Palantir Technologies,
Inc. - Class A
15,318,442
0.6
37,044
(1)
Palo Alto Networks,
Inc.
5,938,894
0.2
5,455
(1)
PTC, Inc.
777,283
0.0
9,602
Qnity Electronics, Inc.
1,107,879
0.0
48,914
Qualcomm, Inc.
6,299,145
0.2
4,887  Roper Technologies,
Inc.
1,729,314
0.1
42,955
Salesforce, Inc.
8,018,410
0.3
6,766
(1)
Sandisk Corp.
4,298,710
0.2
9,997  Seagate Technology
Holdings PLC
3,916,425
0.1
47,951
(1)
ServiceNow, Inc.
5,013,277
0.2
6,894  Skyworks Solutions,
Inc.
369,174
0.0
23,066
(1)
Super Micro Computer,
Inc.
525,213
0.0
8,771
(1)
Synopsys, Inc.
3,477,526
0.1
13,452
TE Connectivity PLC
2,811,737
0.1
2,152
(1)
Teledyne Technologies,
Inc.
1,301,981
0.1
7,179
Teradyne, Inc.
2,128,286
0.1
41,605
Texas Instruments, Inc.
8,077,195
0.3
10,907
(1)
Trimble, Inc.
711,464
0.0
1,973
(1)
Tyler Technologies,
Inc.
675,516
0.0
3,783
VeriSign, Inc.
939,546
0.0
15,542
Western Digital Corp.
4,203,956
0.2
9,764
(1)
Workday, Inc. - Class A
1,268,539
0.0
2,255
(1)
Zebra Technologies
Corp. - Class A
471,475
0.0
843,337,741
31.9
Materials : 2.0%
10,207  Air Products and
Chemicals, Inc.
2,965,031
0.1
5,402
Albemarle Corp.
969,821
0.1
21,181
Amcor PLC
841,945
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
3,543
Avery Dennison Corp.
$ 611,805
0.0
12,285
Ball Corp.
726,166
0.0
7,150  CF Industries
Holdings, Inc.
928,356
0.0
30,830
Corteva, Inc.
2,580,779
0.1
30,727
CRH PLC
3,230,022
0.1
32,894
Dow, Inc.
1,370,035
0.1
18,759  DuPont de Nemours,
Inc.
859,162
0.0
11,686
Ecolab, Inc.
3,108,710
0.1
65,885  Freeport-McMoRan,
Inc.
3,872,720
0.2
11,740  International Flavors &
Fragrances, Inc.
851,737
0.0
24,207
International Paper Co.
864,190
0.0
21,406
Linde PLC US
10,612,239
0.4
11,804  LyondellBasell
Industries NV - Class A
950,930
0.0
2,765  Martin Marietta
Materials, Inc.
1,627,700
0.1
14,551
Mosaic Co.
371,051
0.0
50,026
Newmont Corp.
5,415,315
0.2
10,492
Nucor Corp.
1,774,197
0.1
4,097  Packaging Corp. of
America
869,465
0.0
10,287
PPG Industries, Inc.
1,099,475
0.1
10,569
Sherwin-Williams Co.
3,387,893
0.1
23,948
Smurfit WestRock PLC
954,328
0.0
6,293
Steel Dynamics, Inc.
1,132,740
0.1
6,057
Vulcan Materials Co.
1,649,321
0.1
53,625,133
2.0
Real Estate : 1.9%
7,150  Alexandria Real Estate
Equities, Inc.
331,903
0.0
21,461
American Tower Corp.
3,703,739
0.2
6,491  AvalonBay
Communities, Inc.
1,060,305
0.1
6,759
(2)
Boston Properties, Inc.
350,792
0.0
4,740
Camden Property Trust
462,908
0.0
13,320
(1)
CBRE Group, Inc.
- Class A
1,804,327
0.1
19,429
(1)
CoStar Group, Inc.
783,766
0.0
19,964
Crown Castle, Inc.
1,623,273
0.1
14,805  Digital Realty Trust,
Inc.
2,668,009
0.1
4,504
Equinix, Inc.
4,415,001
0.2
15,761
Equity Residential
932,263
0.0
2,954  Essex Property Trust,
Inc.
714,868
0.0
9,730  Extra Space Storage,
Inc.
1,275,895
0.1
3,599  Federal Realty
Investment Trust
382,250
0.0
31,863  Healthpeak Properties,
Inc.
523,509
0.0
29,319  Host Hotels & Resorts,
Inc.
561,752
0.0
25,854
Invitation Homes, Inc.
642,472
0.0
13,562
Iron Mountain, Inc.
1,385,223
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
30,902
Kimco Realty Corp.
$ 694,368
0.0
5,359  Mid-America
Apartment
Communities, Inc.
654,441
0.0
42,613
Prologis, Inc.
5,632,586
0.2
7,241
Public Storage
1,961,442
0.1
42,171
Realty Income Corp.
2,580,022
0.1
7,546  Regency Centers
Corp.
570,930
0.0
4,884  SBA Communications
Corp.
840,585
0.0
14,909  Simon Property Group,
Inc.
2,780,976
0.1
13,787
UDR, Inc.
465,725
0.0
21,774
Ventas, Inc.
1,780,678
0.1
48,997
VICI Properties, Inc.
1,338,598
0.1
31,987
Welltower, Inc.
6,324,150
0.2
33,031
Weyerhaeuser Co.
806,947
0.0
50,053,703
1.9
Utilities : 2.5%
32,646
AES Corp.
459,982
0.0
11,784
Alliant Energy Corp.
845,620
0.0
12,671
Ameren Corp.
1,392,796
0.1
24,795  American Electric
Power Co., Inc.
3,250,129
0.1
8,947  American Water Works
Co., Inc.
1,217,597
0.0
7,584
Atmos Energy Corp.
1,400,917
0.1
29,929  CenterPoint Energy,
Inc.
1,291,736
0.0
14,047
CMS Energy Corp.
1,089,766
0.0
16,546  Consolidated Edison,
Inc.
1,872,676
0.1
14,286  Constellation Energy
Corp.
3,989,366
0.2
39,146
Dominion Energy, Inc.
2,420,006
0.1
9,521
DTE Energy Co.
1,392,161
0.1
35,650
Duke Energy Corp.
4,668,011
0.2
17,640
Edison International
1,290,895
0.0
20,736
Entergy Corp.
2,329,897
0.1
10,554
Evergy, Inc.
864,584
0.0
17,200
Eversource Energy
1,191,616
0.0
46,892
Exelon Corp.
2,298,646
0.1
23,834
(2)
FirstEnergy Corp.
1,207,430
0.0
95,472
NextEra Energy, Inc.
8,867,439
0.3
21,937
NiSource, Inc.
1,023,580
0.0
9,736
NRG Energy, Inc.
1,422,819
0.1
100,761
PG&E Corp.
1,770,371
0.1
5,487  Pinnacle West Capital
Corp.
552,815
0.0
33,912
PPL Corp.
1,295,438
0.1
22,883  Public Service
Enterprise Group, Inc.
1,852,379
0.1
29,921
Sempra Energy
2,907,424
0.1
50,478
Southern Co.
4,872,137
0.2
14,601
Vistra Corp.
2,194,968
0.1
14,920  WEC Energy Group,
Inc.
1,727,288
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
27,118
Xcel Energy, Inc.
$ 2,154,254
0.1
65,114,743
2.5
Total Common Stock
(Cost $1,552,334,842)
2,562,572,482
97.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.7%
Repurchase Agreements : 0.1%
1,000,000
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $1,000,101,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,020,000, due
11/30/27-10/20/75)
1,000,000
0.0
1,000,000
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,000,101,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/12/27-02/20/66)
1,000,000
0.1
719,000
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $719,072,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.360%-
6.500%, Market
Value plus accrued
interest $733,380, due
05/01/28-12/01/55)
719,000
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
238,871
(3)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $238,895,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $243,648, due
04/01/26)
$ 238,871
0.0
1,000,000
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
1,000,000
0.0
Total Repurchase
Agreements
(Cost $3,957,871)
3,957,871
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.6%
67,343,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $67,343,000) $ 67,343,000 2.6
Total Short-Term
Investments
(Cost $71,300,871)
71,300,871
2.7
Total Investments in
Securities
(Cost $1,623,635,713) $ 2,633,873,353 99.8
Assets in Excess of
Other Liabilities 6,517,482 0.2
Net Assets $ 2,640,390,835 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 2,562,572,482 $ — $ — $ 2,562,572,482
Short-Term Investments 67,343,000 3,957,871 — 71,300,871
Total Investments, at fair value $ 2,629,915,482 $ 3,957,871 $ — $ 2,633,873,353
Liabilities Table
Other Financial Instruments+
Futures $ (971,717) $ — $ — $ (971,717)
Total Liabilities $ (971,717) $ — $ — $ (971,717)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 238 06/18/26 $ 78,191,925 $ (971,717)
$ 78,191,925 $ (971,717)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,088,260,360
Gross Unrealized Depreciation (78,022,720)
Net Unrealized Appreciation $ 1,010,237,640